RELATED PARTY TRANSACTIONS - Ship Finance Limited (Details) - SFL	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 vessel	Dec. 31, 2016 vessel	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel		1	1
Purchase option net of sellers credit		$ 112,000,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	8	8		8
Aggregate price sold en-bloc	$ 272,000,000.0
Duration of time charter	10 years
Purchase option net of sellers credit	$ 112,000,000				$ 112,000,000
Purchase option timing from lease inception	10 years
Charter term extension	3 years				3 years
Daily time charter rate extension	$ 14,900				$ 14,900